Lease - Schedule of Leases Cost (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Leases Cost [Abstract]
Operating lease assets, net	$ 67,934	$ 118,181
ROU assets	174,344	169,606
Accumulated amortization	(106,410)	(51,425)
Operating lease liabilities – current	6,382	52,094
Operating lease liabilities – non-current	13,550	19,390
Total operating lease liabilities	19,932	71,484
Finance lease assets, net	43,520	56,853
Vehicle	74,606	72,578
Accumulated amortization	(31,086)	(15,725)
Finance lease liabilities – current	21,893	23,235
Finance lease liabilities – non-current		21,299
Total finance lease liabilities	21,893	44,534
Investing cash payments for finance leases
Financing cash payments for finance leases	23,659	24,067	2,142
Operating lease		32,742	152,632
Finance lease			$ 77,098